Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Property and equipment, net
Gross	¥ 220,994	¥ 155,381
Less: accumulated depreciation	(73,582)	(51,994)
Net book value	147,412	103,387		$ 22,499
Depreciation
Depreciation	25,550	20,325	¥ 14,818
Buildings and property improvements
Property and equipment, net
Gross	99,087	70,441
Computer equipment and software
Property and equipment, net
Gross	84,802	67,382
Construction in progress
Property and equipment, net
Gross	19,958	10,828
Furniture, office and transportation equipment
Property and equipment, net
Gross	¥ 17,147	¥ 6,730